UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-66



                          American Balanced Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003





                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN BALANCED FUND

[Grass path with a row of trees on both sides of path]

Semi-annual report for the six months ended June 30, 2003

American Balanced Fund(R) seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003:


Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               -0.52%           +5.70%            +9.83%


The fund's 30-day yield for Class A shares as of July 31, 2003, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.82%.

Results for other share classes can be found on page 36. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

[Grass path with a row of trees on both sides of path]

The first six months of 2003 were a good period for both stocks and bonds. Interest rates continued to fall and stock prices rose broadly. In addition, new tax cut legislation was enacted and corporate earnings showed signs of improvement.

American Balanced Fund posted a total return of 10.0% for the six-month period ended June 30. The fund outpaced the Lipper Balanced Fund Index, which had a total return of 8.9%. Stocks, as measured by Standard & Poor's 500 Composite Index, gained 11.8%. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose 3.9%. The market indexes are unmanaged.

WHAT INFLUENCED FUND RESULTS

The strong equity market of the first half of the year was characterized by its breadth. Most stocks and industry groups performed well. This was in sharp contrast to the previous five years or so in which significant disparities among groups and stocks existed. Consequently, many stocks in different industries contributed to our results, with some of the most noteworthy being eBay (+54%), Intel (+33%) and AOL Time Warner (+23%). J.P. Morgan Chase, which was the second largest position in the fund at the start of the year, rose 42%. On the other hand, AT&T has been a major position for some time and continued to be a disappointment, declining 26%. Verizon Communications and General Motors also hurt results with declines of 13% and 2%, respectively.

Quality bonds produced a solid return during the first six months. On June 25, the Federal Reserve Board cut the federal funds rate to 1%, the lowest rate in 45 years. Corporate bonds did the best in this period of extraordinarily low interest rates. Mortgage-backed securities were hurt by the increasing number of mortgage borrowers who prepaid their mortgages to refinance and take advantage of the lower interest rates.

Some changes were made in the fund's portfolio during the first half of the year. The fund's holdings in technology stocks increased to 10% from approximately 9% at the beginning of the year. During the past year or so, we have been adding some technology stocks that seem to have attractive long-term prospects and whose valuations have become reasonable. Our position in financial services stocks rose to 10.7% from 8.0%. Many stocks in the financial sector are continuing to benefit from the sharp decline in short-term interest rates.

The fund also added to aerospace and defense stocks, increasing its holdings to 3.7% from 2.8%. Many of these stocks weakened following the end of major combat in Iraq, but still seem to offer considerable potential given the rising commitment to defense. The fund reduced its holdings in the diversified telecommunications area from 4.2% to 2.5%, an area where the outlook has become increasingly uncertain. A reduction was also made in electric utilities, which now represent only 1.0% of the fund compared with 2.4% at the start of the year.

THE FUND'S CURRENT ASSET ALLOCATION

It is American Balanced Fund's policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. Our equity position at 65% is essentially unchanged from the 64% at which we began the year and reflects a reasonably constructive view of the long-term potential for stocks. We have reduced our bond position from 31% to 28% over the past six months, with cash equivalents rising slightly from 5% to 7%.

The fund's bond position of 28% is near the bottom of our usual range. Bonds seem less attractive because they have experienced spectacular three-year returns and interest rates ended the period at near-historic lows. The weakness of the dollar against the euro is helping the profitability of U.S. companies that do business overseas but it may add upward pressure to import prices and future inflation, which would hurt bonds.

We are happy to report that the number of shareholder accounts in American Balanced Fund has continued to grow at a strong pace. Total net assets in the fund increased to $21.1 billion from $16.4 billion at the first of the year. We appreciate the continuing confidence of our long-term investors and welcome our new shareholders as well.

Cordially,
/s/ Robert G. O'Donnell    /s/ Paul G. Haaga, Jr.
Robert G. O'Donnell        Paul G. Haaga, Jr.
Chairman of the Board      President

August 12, 2003

INVESTMENT PORTFOLIO                                            unaudited
June 30, 2003

[begin pie chart]


INVESTMENT MIX BY SECURITY TYPE

Common stocks                                        64%
Convertible securities & preferred stocks             1
Corporate bonds & notes                              17
Government & other obligations                       11
Short-term securities & cash equivalents              7
                                                    100%
[end pie chart]


                                                Percent
                                                 of net
LARGEST EQUITY HOLDINGS                          assets

General Electric                                    1.9   %
Altria Group                                        1.6
Eli Lilly                                           1.6
J.P. Morgan Chase                                   1.4
AOL Time Warner                                     1.3
General Motors                                      1.3
Bristol-Myers Squibb                                1.2
IBM                                                 1.2
Target                                              1.2
Honeywell International                             1.1



                                                                                                                            Market
                                                                                                         Number of           value
Common stocks                                                                                               shares            (000)

PHARMACEUTICALS  -  5.87%
AstraZeneca PLC (ADR)                                                                                    3,675,000    $    149,830
Bristol-Myers Squibb Co.                                                                                 9,450,000         256,567
Eli Lilly and Co.                                                                                        4,900,000         337,953
Johnson & Johnson                                                                                        2,700,000         139,590
Merck & Co., Inc.                                                                                        2,150,000         130,182
Pfizer Inc                                                                                               4,580,000         156,407
Schering-Plough Corp.                                                                                    3,547,300          65,980
                                                                                                                         1,236,509

RETAILING  -  5.12%
Albertson's, Inc.                                                                                        5,200,000          99,840
J.C. Penney Co., Inc.                                                                                    5,400,000          90,990
Kingfisher PLC                                                                                           9,400,000          43,061
Kohl's Corp.  (1)                                                                                        3,050,000         156,709
Lowe's Companies, Inc.                                                                                   1,950,000          83,753
May Department Stores Co.                                                                                4,500,000         100,170
Target Corp.                                                                                             6,575,000         248,798
TJX Companies, Inc.                                                                                      6,500,000         122,460
Walgreen Co.                                                                                             4,450,000         133,945
                                                                                                                         1,079,726

OIL & GAS  -  5.02%
Canadian Natural Resources, Ltd.                                                                         1,300,000          51,618
ChevronTexaco Corp.                                                                                      1,600,000         115,520
ConocoPhillips                                                                                           4,000,000         219,200
Exxon Mobil Corp.                                                                                        3,000,000         107,730
Imperial Oil Ltd.                                                                                        1,089,301          37,901
Kerr-McGee Corp.                                                                                         1,350,000          60,480
Marathon Oil Corp.                                                                                       1,750,000          46,112
Noble Energy, Inc.                                                                                       2,860,000         108,108
Royal Dutch Petroleum Co. (New York registered)                                                          4,100,000         191,142
Valero Energy Corp.                                                                                      3,300,000         119,889
                                                                                                                         1,057,700

AEROSPACE & DEFENSE  -  3.65%
General Dynamics Corp.                                                                                   2,150,000         155,875
Honeywell International Inc.                                                                             8,300,000         222,855
Northrop Grumman Corp.                                                                                   2,450,000         211,410
Raytheon Co.                                                                                             4,385,000         144,003
United Technologies Corp.                                                                                  500,000          35,415
                                                                                                                           769,558

FOOD, BEVERAGE & TOBACCO  -  3.33%
Altria Group, Inc.                                                                                       7,600,000         345,344
Coca-Cola Co.                                                                                            1,950,000          90,500
Del Monte Foods Co.  (1)                                                                                 7,000,000          61,880
H.J. Heinz Co.                                                                                           2,591,500          85,468
Sara Lee Corp.                                                                                           2,000,000          37,620
Unilever NV (New York registered)                                                                        1,500,000          81,000
                                                                                                                           701,812

COMMERCIAL BANKS  -  2.93%
Comerica Inc.                                                                                            2,600,000         120,900
FleetBoston Financial Corp.                                                                              6,400,000         190,144
National City Corp.                                                                                      1,200,000          39,252
PNC Financial Services Group, Inc.                                                                       3,850,000         187,918
Societe Generale                                                                                           750,000          47,527
Wells Fargo & Co.                                                                                          625,000          31,500
                                                                                                                           617,241

COMPUTERS & PERIPHERALS  -  2.65%
Dell Computer Corp.  (1)                                                                                 1,800,000          57,528
EMC Corp.  (1)                                                                                           5,000,000          52,350
Hewlett-Packard Co.                                                                                      9,300,000         198,090
International Business Machines Corp.                                                                    3,050,000         251,625
                                                                                                                           559,593

INDUSTRIAL CONGLOMERATES  -  2.61%
General Electric Co.                                                                                    14,050,000         402,954
Tyco International Ltd.                                                                                  7,725,000         146,620
                                                                                                                           549,574

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.50%
ALLTEL Corp.                                                                                             2,300,000         110,906
AT&T Corp.                                                                                              11,150,000         214,637
CenturyTel, Inc.                                                                                         1,100,000          38,335
Sprint Corp. - FON Group                                                                                11,400,000         164,160
                                                                                                                           528,038

INSURANCE  -  2.43%
Allstate Corp.                                                                                           1,000,000          35,650
American International Group, Inc.                                                                       3,600,000         198,648
Aon Corp.                                                                                                5,250,000         126,420
Chubb Corp.                                                                                              1,000,000          60,000
Lincoln National Corp.                                                                                   2,000,000          71,260
Royal & Sun Alliance Insurance Group PLC                                                                 8,500,000          19,487
                                                                                                                           511,465

MEDIA  -  2.20%
AOL Time Warner Inc.  (1)                                                                               17,000,000         273,530
Comcast Corp., Class A  (1)                                                                              2,650,000          79,977
Gannett Co., Inc.                                                                                          700,000          53,767
Interpublic Group of Companies, Inc.                                                                     4,235,000          56,664
                                                                                                                           463,938

HOTELS, RESTAURANTS & LEISURE  -  1.95%
Carnival Corp., units                                                                                    4,106,868         133,514
Carnival PLC                                                                                             3,843,139         116,904
McDonald's Corp.                                                                                         7,300,000         161,038
                                                                                                                           411,456

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.86%
Applied Materials, Inc.  (1)                                                                             5,700,000          90,402
Intel Corp.                                                                                              7,100,000         147,566
Linear Technology Corp.                                                                                  2,200,000          70,862
Texas Instruments Inc.                                                                                   4,750,000          83,600
                                                                                                                           392,430

IT SERVICES  -  1.49%
Automatic Data Processing, Inc.                                                                          4,700,000         159,142
Electronic Data Systems Corp.                                                                            7,260,000         155,727
                                                                                                                           314,869

PAPER & FOREST PRODUCTS  -  1.46%
International Paper Co.                                                                                  4,850,000         173,291
MeadWestvaco Corp.                                                                                       3,300,000          81,510
Weyerhaeuser Co.                                                                                         1,000,000          54,000
                                                                                                                           308,801

AUTOMOBILES  -  1.43%
General Motors Corp.                                                                                     7,350,000         264,600
Honda Motor Co., Ltd.                                                                                    1,000,000          37,888
                                                                                                                           302,488

CAPITAL MARKETS  -  1.35%
J.P. Morgan Chase & Co.                                                                                  8,325,000         284,549

THRIFTS & MORTGAGE FINANCE  -  1.24%
MGIC Investment Corp.                                                                                    2,800,000         130,592
Washington Mutual, Inc.                                                                                  3,150,000         130,095
                                                                                                                           260,687

SOFTWARE  -  1.17%
Microsoft Corp.                                                                                          8,200,000         210,002
Oracle Corp.  (1)                                                                                        3,000,000          36,060
                                                                                                                           246,062

ELECTRIC UTILITIES  -  1.02%
American Electric Power Co., Inc.                                                                        1,036,300          30,913
Constellation Energy Group, Inc.                                                                         1,100,000          37,730
Exelon Corp.                                                                                             1,950,000         116,630
TXU Corp.                                                                                                1,300,000          29,185
                                                                                                                           214,458

MACHINERY  -  1.01%
Caterpillar Inc.                                                                                         2,800,000         155,848
Deere & Co.                                                                                              1,250,000          57,125
                                                                                                                           212,973

ENERGY EQUIPMENT & SERVICES  -  0.96%
Halliburton Co.                                                                                          4,750,000         109,250
Schlumberger Ltd.                                                                                        1,950,000          92,762
                                                                                                                           202,012

HEALTH CARE PROVIDERS & SERVICES  -  0.90%
Aetna Inc.                                                                                               1,400,000          84,280
CIGNA Corp.                                                                                              2,225,000         104,442
                                                                                                                           188,722

INTERNET & CATALOG RETAIL  -  0.86%
eBay Inc.  (1)                                                                                           1,736,000         180,856

COMMUNICATIONS EQUIPMENT  -  0.75%
Cisco Systems, Inc.  (1)                                                                                 2,532,900          42,274
Motorola, Inc.                                                                                           7,500,000          70,725
Nokia Corp. (ADR)                                                                                        2,800,000          46,004
                                                                                                                           159,003

AUTO COMPONENTS  -  0.70%
Johnson Controls, Inc.                                                                                   1,725,000         147,660

CHEMICALS  -  0.64%
Crompton Corp.                                                                                           2,500,000          17,625
Dow Chemical Co.                                                                                         2,850,000          88,236
Millennium Chemicals Inc.                                                                                3,150,000          29,957
                                                                                                                           135,818

REAL ESTATE  -  0.63%
Equity Office Properties Trust                                                                           2,900,000          78,329
Equity Residential                                                                                       2,100,000          54,495
                                                                                                                           132,824


MULTI-UTILITIES & UNREGULATED POWER  -  0.56%
Duke Energy Corp.                                                                                        3,575,000          71,321
National Grid Transco PLC                                                                                7,000,000          47,537
                                                                                                                           118,858

CONSUMER FINANCE  -  0.56%
American Express Co.                                                                                     2,800,000         117,068

OTHER  -  2.82%
Agilent Technologies, Inc.  (1)                                                                          3,250,000          63,538
Avon Products, Inc.                                                                                      1,500,000          93,300
Becton, Dickinson and Co.                                                                                2,275,000          88,384
Burlington Northern Santa Fe Corp.                                                                       2,600,000          73,944
Flextronics International Ltd.  (1)                                                                      4,100,000          42,599
IKON Office Solutions, Inc.                                                                              6,000,000          53,400
ING Groep NV                                                                                             2,215,517          38,482
Leggett & Platt, Inc.                                                                                    4,500,000          92,250
NIKE, Inc., Class B                                                                                        400,000          21,396
NiSource Inc.                                                                                            1,400,000          26,600
                                                                                                                           593,893

MISCELLANEOUS  -  3.04%
Other common stocks in initial period of acquisition                                                                       640,245


Total common stocks                                                                                                     13,640,886



                                                                                             Principal amount (000)
Convertible securities & preferred stocks                                                                or shares

Convertible securities & preferred stocks  -  0.49%
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                      $       13,200    $     13,497
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                          150,000 shares           7,455
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                          159,600           6,934
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                            300,000           8,310
ProLogis, Series D, 7.92% preferred                                                                        480,000          12,096
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                  yen 5,739,000,000          44,265
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities  (2)            370,000 shares          10,198
                                                                                                                           102,755

MISCELLANEOUS  -  0.03%
Other convertible securities & preferred stock in initial period of acquisition                                              8,272

Total convertible securities & preferred stocks                                                                            111,027

Total equity securities (cost: $13,025,351,000)                                                                         13,751,913


                                                                                                                            Market
                                                                                                  Principal amount           value
Corporate bonds & notes                                                                                       (000)           (000)

TELECOMMUNICATION SERVICES  -  2.12%
AT&T Corp.: (3)
 7.00% 2006                                                                                         $       15,000    $     16,698
 7.80% 2011                                                                                                 55,000          62,990
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                                12,170          14,399
 8.125% 2012 (4)                                                                                            54,105          65,317
TeleCorp PCS, Inc. 10.625% 2010                                                                              4,750           5,759
British Telecommunications PLC: (3)
 7.875% 2005                                                                                                 7,000           7,977
 8.375% 2010                                                                                                 8,250          10,452
Cingular Wireless LLC 5.625% 2006                                                                            5,000           5,485
Deutsche Telekom International Finance BV: (3)
 8.25% 2005                                                                                                 11,500          12,831
 8.50% 2010                                                                                                  2,250           2,768
France Telecom: (3)
 8.70% 2006                                                                                                  4,000           4,566
 9.25% 2011                                                                                                  7,250           9,140
Orange PLC 9.00% 2009                                                                                        4,000           4,399
Koninklijke KPN NV:
 7.50% 2005                                                                                                  5,000           5,584
 8.00% 2010                                                                                                 10,500          13,021
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                        10,000          11,588
Singapore Telecommunications Ltd. 7.375% 2031 (2)                                                            5,000           6,130
Sprint Capital Corp.:
 7.90% 2005                                                                                                 10,000          10,851
 6.00% 2007                                                                                                  8,280           8,907
 6.375% 2009                                                                                                 6,420           7,032
 7.625% 2011                                                                                                44,350          50,712
 8.375% 2012                                                                                                11,500          13,796
 6.90% 2019                                                                                                  3,900           4,097
 8.75% 2032                                                                                                  2,600           3,123
Verizon Global Funding Corp. 7.25% 2010                                                                     35,500          42,709
Verizon Virginia Inc., Series A, 4.625% 2013                                                                 6,000           6,177
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             24,375          26,798
Vodafone Group PLC 7.75% 2010                                                                               11,000          13,557
                                                                                                                           446,863

BANKS  -  1.46%
AB Spintab 7.50% (undated) (2)  (3)                                                                          2,600           2,961
Abbey National PLC: (3)
 6.70% (undated)                                                                                             5,000           5,735
 7.35% (undated)                                                                                             4,500           5,123
Allfirst Preferred Capital Trust 2.789% 2029 (3)                                                             5,000           4,727
Bank of America Corp. 5.125% 2014                                                                           10,000          10,684
Bank of Nova Scotia 1.50% Eurodollar note (undated) (3)                                                      4,000           2,873
Bank of Scotland 7.00% (undated) (2)  (3)                                                                    4,225           4,857
Banque Nationale de Paris 1.69% (undated) (3)                                                                3,000           2,983
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2)                                 6,000           7,800
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2) (3)                             7,000           8,255
Barclays Bank PLC:  (2) (3)
 6.86% callable perpetual core tier one notes (undated)                                                      3,000           3,482
 7.375% (undated)                                                                                            4,000           4,848
Bayerische Landesbank, Series F, 2.50% 2006                                                                  7,000           7,150
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2)  (3)                                    4,000           4,676
Canadian Imperial Bank of Commerce 1.50% Eurodollar note 2085 (3)                                            1,600           1,232
City National Corp. 5.125% 2013                                                                              7,000           7,217
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
 shares (undated) (2) (3)                                                                                    5,500           6,541
Den Norske CreditBank 1.563% (undated) (3)                                                                   3,000           2,243
Household Finance Corp.:
 6.40% 2008                                                                                                 18,000          20,569
 6.50% 2008                                                                                                  7,000           8,058
 6.375% 2011                                                                                                17,500          19,931
 6.75% 2011                                                                                                  5,000           5,816
 6.375% 2012                                                                                                10,250          11,697
 7.00% 2012                                                                                                  5,000           5,928
HSBC Capital Funding LP: (3)
 8.03% noncumulative preferred (undated)                                                             Euro    5,000           7,187
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (2)                          $       10,100          15,921
Midland Bank 1.375% Eurodollar note (undated) (3)                                                            4,000           2,841
National Westminster Bank PLC 7.75% (undated) (3)                                                            7,000           8,249
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                                           4,500           4,514
Royal Bank of Scotland Group PLC:
 7.648% (undated) (3)                                                                                        6,000           7,644
 Series A, 7.816% (undated)                                                                                  8,500           9,598
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)  (3)                                              47,750          55,391
Washington Mutual Bank, FA 6.875% 2011                                                                       5,000           5,975
Washington Mutual, Inc.:
 7.50% 2006                                                                                                  3,000           3,474
 5.625% 2007                                                                                                 4,750           5,240
 4.375% 2008                                                                                                10,000          10,593
Wells Fargo & Co. 3.50% 2008                                                                                 5,000           5,163
                                                                                                                           307,176

AUTOMOBILES & COMPONENTS  -  1.41%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                                11,500          11,989
 8.75% 2012                                                                                                  9,500          10,688
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                                  7,000           7,649
 4.05% 2008                                                                                                 22,500          22,307
 4.75% 2008                                                                                                  5,000           5,134
 7.30% 2012                                                                                                  6,000           6,778
Ford Motor Co. 7.45% 2031                                                                                   10,800           9,921
Ford Motor Credit Co.:
 6.875% 2006                                                                                                35,000          37,143
 6.50% 2007                                                                                                  19,000          20,006
 7.75% 2007                                                                                                   4,000           4,306
 6.75% 2008                                                                                                   2,700           2,774
 7.25% 2011                                                                                                  16,000          16,475
 7.375% 2011                                                                                                 19,750          20,448
General Motors Acceptance Corp.:
 6.125% 2006                                                                                                  2,000           2,107
 6.125% 2007                                                                                                  2,000           2,080
 7.75% 2010                                                                                                   7,750           8,351
 6.875% 2011                                                                                                 32,150          32,307
 7.25% 2011                                                                                                   3,000           3,083
 7.00% 2012                                                                                                  41,500          41,820
 8.00% 2031                                                                                                  14,500          14,266
General Motors Corp.:
 7.125% 2013                                                                                                  6,800           6,773
 8.80% 2021                                                                                                   5,000           5,184
Visteon Corp. 8.25% 2010                                                                                      5,500           5,984
                                                                                                                            297,573

INSURANCE  -  1.05%
ACE Capital Trust II 9.70% 2030                                                                               2,500           3,381
AIG SunAmerica Global Financing VII 5.85% 2008 (2)                                                            7,750           8,748
International Lease Finance Corp.:
 4.50% 2008                                                                                                   4,000           4,194
 5.875% 2013                                                                                                  7,000           7,550
Allstate Corp. 6.75% 2018                                                                                     8,350          10,009
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                                          6,000           6,595
CNA Financial Corp.:
 6.45% 2008                                                                                                   3,456           3,612
 7.25% 2023                                                                                                   1,000             964
Hartford Financial Services Group, Inc. 4.70% 2007                                                            3,750           3,980
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (3)                                   13,000          16,254
International Nederland Bank NV 5.125% 2015 (2)                                                               7,500           7,870
ReliaStar Financial Corp. 8.00% 2006                                                                          9,250          10,759
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                           6,000           6,458
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (2)                                                10,000          10,853
Lincoln National Corp.:
 6.20% 2011                                                                                                     700             787
 7.00% 2018                                                                                                   1,350           1,662
MetLife, Inc. 3.911% 2005                                                                                    12,385          12,906
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006 (2)                                           5,000           5,517
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007 (2)                                          21,000          22,874
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                                  6,000           6,494
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                                              21,000          24,855
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (5)                                                     29,500          37,452
Prudential Insurance Co. of America 6.375% 2006 (2)                                                           2,000           2,238
XL Capital Finance (Europe) PLC 6.50% 2012                                                                    3,015           3,454
                                                                                                                            219,466
CAPITAL GOODS  -  0.98%
BAE SYSTEMS 2001 Asset Trust, Series 2001:  (2)  (5)
 Class B, 7.156% 2011                                                                                        15,957          17,845
 Class G, MBIA insured, 6.664% 2013                                                                          10,661          12,009
Caterpillar Financial Services Corp. 2.70% 2008                                                               4,000           3,951
Deere & Co. 8.95% 2019                                                                                        7,330           9,342
John Deere Capital Corp. 3.90% 2008                                                                          22,000          22,879
General Electric Capital Corp, Series A:
 5.00% 2007                                                                                                  10,000          10,898
 5.375% 2007                                                                                                  7,000           7,710
 3.50% 2008                                                                                                  23,000          23,577
 6.00% 2012                                                                                                   8,000           9,046
General Electric Co. 5.00% 2013                                                                              21,000          22,224
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (2)                                                      2,750           3,048
Hutchison Whampoa International Ltd.:  (2)
 7.00% 2011                                                                                                   3,500           3,915
 6.50% 2013                                                                                                  21,500          22,605
Raytheon Co.:
 6.30% 2005                                                                                                   5,000           5,342
 6.50% 2005                                                                                                   8,917           9,698
Tyco International Group SA:
 6.125% 2008                                                                                                  3,000           3,150
 6.375% 2011                                                                                                 17,250          18,285
                                                                                                                            205,524
DIVERSIFIED FINANCIALS  -  .0.97%
Capital One Bank:
 8.25% 2005                                                                                                  12,000          13,004
 6.875% 2006                                                                                                  2,983           3,203
 4.875% 2008                                                                                                 17,500          17,878
CIT Group Inc.:
 7.625% 2005                                                                                                  5,000           5,509
 5.50% 2007                                                                                                  10,000          10,829
 5.75% 2007                                                                                                   2,500           2,729
 7.375% 2007                                                                                                  6,500           7,428
 4.00% 2008                                                                                                   6,000           6,117
 6.875% 2009                                                                                                  8,000           9,086
 7.75% 2012                                                                                                   8,500          10,152
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                            11,000          11,788
Citigroup Inc. 3.50% 2008                                                                                     6,000           6,178
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                                  5,000           5,345
 6.50% 2012                                                                                                   3,000           3,448
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(2)(3)                             14,425          15,218
J.P. Morgan Chase & Co. 5.75% 2013                                                                            4,000           4,381
MBNA America Bank, National Association 7.125% 2012                                                           7,650           8,978
MBNA Corp.:
 Series F, 6.125% 2013                                                                                        3,500           3,814
 5.00% 2015                                                                                                   5,000           4,968
SLM Corp., Series A:
 3.625% 2008                                                                                                  4,000           4,110
 5.00% 2015                                                                                                  14,700          15,185
USA Education, Inc. 5.625% 2007                                                                              31,995          35,541
                                                                                                                            204,889


MEDIA  -  0.90%
AOL Time Warner Inc.:
 6.875% 2012                                                                                                  9,250          10,581
 7.625% 2031                                                                                                  5,000           5,792
Time Warner Inc. 8.18% 2007                                                                                   3,000           3,521
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                              5,500           6,421
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                                   8,000           8,768
 4.625% 2008                                                                                                 16,330          17,140
 5.75% 2013                                                                                                   3,000           3,252
Comcast Cable Communications, Inc. 8.375% 2007                                                               12,000          14,175
Comcast Corp. 6.50% 2015                                                                                      2,500           2,819
TCI Communications, Inc. 8.75% 2015                                                                           2,670           3,468
Cox Communications, Inc. 7.75% 2006                                                                           5,000           5,773
Cox Radio, Inc. 6.625% 2006                                                                                   9,075           9,912
Gannett Co., Inc. 4.95% 2005                                                                                  4,125           4,362
Hearst-Argyle Television, Inc. 7.00% 2018                                                                     3,550           4,154
Liberty Media Corp. :
 7.75% 2009                                                                                                   7,000           8,167
 7.875% 2009                                                                                                 10,000          11,732
 8.25% 2030                                                                                                   2,650           3,069
News America Holdings Inc. 7.75% 2045                                                                        15,000          17,906
News America Inc. 7.25% 2018                                                                                  5,000           5,970
Univision Communications Inc. 7.85% 2011                                                                     11,000          13,113
Viacom Inc.:
 5.625% 2007                                                                                                 15,500          17,265
 6.625% 2011                                                                                                 10,000          11,815
                                                                                                                            189,175


UTILITIES  -  0.76%
Alabama Power Co., Series U, 2.65% 2006                                                                       7,000           7,135
Appalachian Power Co., Series G, 3.60% 2008                                                                   7,000           7,086
Cilcorp Inc.:
 8.70% 2009                                                                                                  13,000          16,274
 9.375% 2029                                                                                                 10,620          14,898
Commonwealth Edison Co. 6.95% 2018                                                                            4,000           4,885
Exelon Generation Co., LLC 6.95% 2011                                                                         6,000           6,973
Constellation Energy Group, Inc. 6.125% 2009                                                                  8,750           9,853
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                                   5,250           5,668
 Series 2002-C, 5.70% 2012                                                                                    8,250           9,074
 Series E, 6.30% 2033                                                                                         4,000           4,242
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   7,785           8,509
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                               2,250           2,356
Homer City Funding LLC 8.734% 2026 (5)                                                                        2,500           2,744
Israel Electric Corp. Ltd.:  (2)
 7.75% 2009                                                                                                   5,000           5,554
 7.75% 2027                                                                                                   7,500           7,551
Kern River Funding Corp. 4.893% 2018 (2)                                                                      7,000           7,225
NiSource Finance Corp.:
 7.625% 2005                                                                                                 10,000          10,939
 6.15% 2013                                                                                                   6,000           6,452
Oncor Electric Delivery Co. 6.375% 2012                                                                       8,600           9,834
Progress Energy, Inc.:
 6.05% 2007                                                                                                   7,375           8,147
 5.85% 2008                                                                                                   4,586           5,072
                                                                                                                            160,471


REAL ESTATE  -  0.48%
EOP Operating LP:
 7.75% 2007                                                                                                   6,500           7,620
 6.75% 2008                                                                                                   4,000           4,559
 8.10% 2010                                                                                                   3,750           4,593
 6.75% 2012                                                                                                   4,125           4,706
Federal Realty Investment Trust 6.125% 2007                                                                   4,000           4,290
First Industrial, LP 6.875% 2012                                                                              8,625           9,852
Hospitality Properties Trust 6.75% 2013                                                                       3,000           3,187
Kimco Realty Corp. 6.00% 2012                                                                                 2,750           3,041
ProLogis Trust:
 7.05% 2006                                                                                                   4,000           4,567
 5.50% 2013                                                                                                   5,000           5,347
Rouse Co. 7.20% 2012                                                                                         19,500          22,427
Simon Property Group, LP:
 5.375% 2008                                                                                                  1,500           1,615
 4.875% 2010 (2)                                                                                              5,500           5,728
United Dominion Realty Trust, Inc. 6.50% 2009                                                                17,375          19,559
                                                                                                                            101,091

HEALTH CARE EQUIPMENT & SERVICES  -  0.45%
Aetna Inc.:
 7.375% 2006                                                                                                 26,486          29,789
 7.875% 2011                                                                                                 14,125          17,191
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                      6,000           6,877
HCA Inc.:
 7.125% 2006                                                                                                  3,250           3,536
 6.95% 2012                                                                                                   5,000           5,337
 6.25% 2013                                                                                                   1,750           1,787
HCA - The Healthcare Co. 8.75% 2010                                                                          10,372          12,099
Humana Inc. 7.25% 2006                                                                                       11,250          12,500
UnitedHealth Group Inc. 7.50% 2005                                                                            4,750           5,377
                                                                                                                             94,493

MATERIALS  -  0.41%
BHP Finance Ltd. 6.75% 2013                                                                                   5,000           6,036
Dow Chemical Co.:
 5.00% 2007                                                                                                   3,000           3,201
 5.75% 2008                                                                                                   1,350           1,483
 6.00% 2012                                                                                                   9,700          10,571
Inco Ltd. 7.75% 2012                                                                                          3,500           4,153
International Paper Co.
 6.75% 2011                                                                                                  15,000          17,377
 5.85% 2012                                                                                                  10,000          10,919
SCA Coordination Center 4.50% 2015 (2)                                                                       18,000          17,886
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (5)                                                                                    3,745           3,487
 Class A-3, 7.71% 2028                                                                                        5,000           3,100
Weyerhaeuser Co. 5.95% 2008                                                                                   8,000           8,961
                                                                                                                             87,174

CONSUMER DURABLES & APPAREL  -  0.31%
Centex Corp. 4.75% 2008                                                                                      15,000          15,854
Lennar Corp. 5.95% 2013                                                                                       4,000           4,388
MDC Holdings, Inc. 5.50% 2013                                                                                 5,000           5,051
Pulte Homes, Inc.:
 6.25% 2013                                                                                                   5,000           5,557
 7.625% 2017                                                                                                  1,250           1,545
 7.875% 2032                                                                                                 14,750          17,659
Toll Brothers, Inc. 6.875% 2012 (2)                                                                          13,750          15,786
                                                                                                                             65,840

COMMERCIAL SERVICES & SUPPLIES  -  0.30%
Cendant Corp.:
 6.875% 2006                                                                                                 10,835          12,130
 6.25% 2008                                                                                                  11,750          13,018
 7.375% 2013                                                                                                 10,000          11,800
 7.125% 2015                                                                                                  3,000           3,487
Waste Management, Inc. 6.50% 2008                                                                             8,500           9,730
WMX Technologies, Inc. 7.10% 2026                                                                            11,000          12,626
                                                                                                                             62,791

OTHER INDUSTRIES  -  1.09%
Carnival Corp. 6.15% 2008                                                                                     3,000           3,313
ChevronTexaco Capital Co. 3.50% 2007                                                                          3,000           3,121
ConocoPhillips 3.625% 2007                                                                                    6,000           6,236
Costco Wholesale Corp. 5.50% 2007                                                                             4,750           5,249
CVS Corp. 6.117% 2013 (2)  (5)                                                                               10,760          11,967
Delhaize America, Inc. 8.125% 2011                                                                            8,000           8,800
Devon Financing Corp., ULC 6.875% 2011                                                                       10,000          11,749
Electronic Data Systems Corp.:
 7.125% 2009                                                                                                  4,600           4,953
 6.00% 2013 (2)                                                                                              17,000          16,610
Hyatt Equities, LLC 6.875% 2007 (2)                                                                          17,750          18,502
J.C. Penney Co., Inc.:
 8.00% 2010                                                                                                   4,500           4,736
 7.95% 2017                                                                                                  13,800          13,731
 9.75% 2021 (5)                                                                                               2,058           2,130
 8.25% 2022 (5)                                                                                               3,000           2,955
Kroger Co. 7.25% 2009                                                                                         1,875           2,192
MGM Mirage, Inc. 8.50% 2010                                                                                   6,000           7,080
Motorola, Inc.:
 6.75% 2006                                                                                                  10,000          10,950
 8.00% 2011                                                                                                  24,320          29,123
 5.22% 2097                                                                                                  10,314           8,251
OXYMAR 7.50% 2016 (2)                                                                                         4,000           4,050
Pemex Finance Ltd. 9.69% 2009 (5)                                                                            10,360          12,761
SUPERVALU INC 7.50% 2012                                                                                     14,750          16,846
Toys "R" Us, Inc. 7.875% 2013                                                                                 6,250           6,735
Unilever Capital Corp. 5.90% 2032                                                                            10,000          10,814
Valero Energy Corp.:
 6.125% 2007                                                                                                  1,475           1,623
 6.875% 2012                                                                                                  5,000           5,677
                                                                                                                            230,154


PRIVATE ISSUE MORTGAGE-BACKED OBLIGATIONS  (5) -  2.25%
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               5,000           5,835
Banc of America Mortgage Securities, Inc. Trust, Class 2-A-1:
 Series 2003-D, 4.183% 2033                                                                                   9,817           9,966
 Series 2003-F, 3.734% 2033 (3)                                                                              23,500          23,829
Bear Stearns ARM Trust: (3)
 Series 2003-6, Class A-2, 4.08% 2003                                                                        34,000          34,513
 Series 2003-3, Class II-A-2, 4.24% 2033                                                                      9,308           9,382
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.92% 2013 (2)  (3)                                                               4,420           4,417
 Series 2000-WF2, Class A-2, 7.32% 2032                                                                       2,000           2,426
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                                      6,000           7,005
Chase Commercial Mortgage Securities Corp, Class A-2:
 Series 1998-1, 6.56% 2030                                                                                    6,000           6,883
 Series 1998-2, 6.39% 2030                                                                                   28,150          32,419
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
 Series 1999-1, Class C, 7.625% 2031                                                                          3,000           3,636
CHL Mortgage Pass-Through Trust:
 Series 2003-J6, Class 2-A-1, 4.75% 2018                                                                     20,000          20,220
 Series 2003-HYB3, Class 3-A-1, 3.576% 2033 (3)                                                              15,000          15,143
 Series 2003-27, Class A-1, 3.85% 2033 (3)                                                                   14,955          15,119
CS First Boston Mortgage Securities Corp.:
 Series 2003-AR20, Class 2-A-2, 4.45% 2033 (3)                                                               10,000          10,150
 Series 2001-CF2, Class A-2, 5.935% 2034                                                                      8,000           8,706
 Series 2001-CF2, Class A-3, 6.238% 2034                                                                      7,000           7,911
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                                     4,426           4,648
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                                     4,231           4,470
 Series 1998-C1, Class A-1B, 6.48% 2040                                                                       8,375           9,618
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                        3,750           4,352
DLJ Mortgage Acceptance Corp., Class A-1B: (2)
 Series 1996-CF2, 7.29% 2021                                                                                  4,237           4,383
 Series 1995-CF2, 6.85% 2027                                                                                    269             269
First Union National Bank Commercial Mortgage Trust, Class A-1:

Series 2000-C1, 7.739% 2032                                                                                  11,157          12,752
 Series 2002-C1, 5.585% 2034                                                                                  6,983           7,646
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
 Series 1998-C2, Class A-1, 6.28% 2035                                                                        2,344           2,506
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (2)                                       7,403           7,939
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.422% 2030 (3)                                    10,000          10,963
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
 Class A-2, 6.001% 2033                                                                                       7,010           7,898
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                                   7,398           8,152
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                           7,400           8,450
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                                       3,750           4,668
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.60% 2025 (3)                                                                    2,895           3,005
 Series 1999-C1, Class A-2, 7.56% 2031                                                                        6,750           8,049
Morgan Stanley Capital I, Inc.:
 Series 1997-HF1, Class B, 7.33% 2029 (2)                                                                     8,656           9,976
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                                     10,000          11,581
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                                        5,052           5,222
 Series 2002-IQ2, Class A-2, 5.16% 2035                                                                      10,000          10,909
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                                      9,000          10,284
 Series 2003-TOP9, Class A-1, 3.98% 2036                                                                      4,931           5,092
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                                         6,869           7,458
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                                     5,645           5,802
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605%
  2034                                                                                                       15,555          18,248
Residential Funding Mortgage Securities I, Inc., Series 2001-S1, Class A-1,
 7.00% 2016                                                                                                     320             323
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
 2035                                                                                                        20,000          23,216
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (2) (3)                              4,274           4,749
WaMu Mortgage Pass-Through Certificates Trust: (3)
 Series 2003-AR7, Class A-7, 3.842% 2033                                                                     18,000          18,067
 Series 2003-AR6, Class A-1, 4.39% 2033                                                                      17,323          17,590
                                                                                                                            475,845

ASSET-BACKED OBLIGATIONS  (5) -  1.85%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (2)                               5,751           5,930
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                               3,965           4,224
American Airlines, Inc.:
 Series 2003-1, AMBAC insured, 3.857% 2010                                                                    8,500           8,500
 Series 2001-2, Class A-2, 7.858% 2013                                                                        5,000           4,917
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates,
 Series 2003-5, Class A-2, 2.43% 2033                                                                         5,000           5,036
Banco Itau SA, XLCA insured: (2)  (3)
 Series 2002, 1.94% 2006                                                                                      6,750           6,699
 Series 2002-2, 1.649% 2009                                                                                   7,000           6,948
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
 5.943% 2022                                                                                                  3,750           4,238
California Infrastructure and Economic Development Bank, Special Purpose Trust,
 Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                                 3,750           4,069
 PG&E-1, Class A-7, 6.42% 2008                                                                               10,000          10,841
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                         3,200           3,228
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                    3,500           3,557
CIT Equipment Collateral, Series 2002-VT1:
 Class B, 3.97% 2009                                                                                          2,141           2,174
 Class C, 4.44% 2009                                                                                          4,344           4,307
Conseco Finance Home Equity Loan Trust, Series 2001-C, Class A-3, 5.39% 2025                                  6,656           6,728
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
 5.16% 2033                                                                                                   4,625           4,707
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                              3,127           3,182
Continental Airlines, Inc.:
 Series 2000-2, Class C, 8.312% 2011                                                                          6,942           5,276
 Series 1998-1, Class A, 6.648% 2019                                                                          2,614           2,523
 Series 1997-4, Class A, 6.90% 2019                                                                           2,122           2,062
 Series 1999-1, Class B, 6.795% 2020                                                                          6,812           5,109
 Series 1999-2, Class A-1, 7.256% 2021                                                                        2,072           2,052
CPS Auto Receivables Trust, Class A-2, XLCA insured: (2)
 Series 2003-A, 2.89% 2009                                                                                    7,000           7,031
 Series 2002-B, 3.50% 2009                                                                                    2,978           3,025
Delta Air Lines, Inc.:
 Series 2001-1, Class A-2, 7.111% 2013                                                                        2,000           2,029
 Series 2002-1, Class C, 7.779% 2013                                                                          8,297           6,895
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09%
  2008 (2)                                                                                                    7,000           7,304
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                                  1,889           1,898
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
 6.72% 2025                                                                                                   9,504           8,977
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                      12,500          13,307
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (2)                                         4,512           4,702
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                              7,500           7,860
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B,
 1.73% 2011 (3)                                                                                               4,000           3,948
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009 (2)                                       10,500          10,818
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
 insured, 3.175% 2006                                                                                         4,000           4,086
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-2,
 3.285% 2032 (3)                                                                                              4,000           3,539
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                       12,500          13,679
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1: (3)
 Class M-1, 1.735% 2033                                                                                       4,974           4,980
 Class M-2, 2.235% 2033                                                                                       4,000           3,933
Metris Master Trust: (3)
 Series 2001-1, Class A, 1.324% 2007                                                                          5,000           4,921
 Series 2001-3, Class A, 1.334% 2008                                                                         12,800          12,381
 Series 2001-3, Class B, 2.004% 2008                                                                          5,000           4,639
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                                         4,071           4,095
 Series 2001-2, Class B, 5.75% 2007                                                                           3,081           3,145
 Series 2001-4, Class B, 4.84% 2008                                                                           4,698           4,702
 Series 2002-4, Class A-4, 3.05% 2009                                                                         7,000           6,963
 Series 2002-2, Class B, 4.67% 2010                                                                           3,173           3,113
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03%
 2010                                                                                                         5,000           5,129
Nextcard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.48% 2007 (2)
 (3)                                                                                                            208             195
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.88% 2010(2)
  (3)                                                                                                         5,000           5,031
Northwest Airlines, Inc.:
 Series 1999-3, Class G, 7.935% 2020                                                                          9,424          10,134
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                                          2,000           2,113
Oakwood Mortgage Investors Trust, Series 2002-B, Class A-3, 6.06% 2025                                        5,000           5,030
Pass-through Amortizing Credit Card Trusts, Series 2002-1:  (2)
 Class A-2FX, 4.685% 2012                                                                                    11,292          11,461
 Class A-3FX, 6.298% 2012                                                                                     9,290           9,424
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (2)                               5,250           5,887
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                            7,000           8,091
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
 2010 (2)                                                                                                     7,000           7,073
Providian Master Trust, Series 2000-1, Class C, 2.33% 2009 (2)  (3)                                           6,000           5,569
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI3, 3.495%
 2028                                                                                                         3,700           3,788
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
 2023                                                                                                         3,000           3,010
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                                     4,000           4,068
 Series 2001-HS2, Class A-4, 6.43% 2016                                                                       4,139           4,239
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
 5.70% 2023 (2)                                                                                               2,959           3,210
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
 Series 2001-A, 6.36% 2025                                                                                    5,222           5,037
Triad Automobile Receivables Owner Trust, Class A-3, AMBAC insured:
 Series 2002-A, 2.62% 2007                                                                                    5,000           5,092
 Series 2002-1, 3.00% 2009  (2)                                                                               6,435           6,594
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023                                     5,000           5,693
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       6,000           6,365
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               5,000           5,209
World Financial Network Credit Card Master Note Trust, Series 2001-A, Class B,
 1.85% 2008 (3)                                                                                               4,000           3,998
                                                                                                                            389,717

Total corporate bonds & notes                                                                                             3,538,242

GOVERNMENT OBLIGATIONS
U.S. TREASURY NOTES & BONDS  -  6.88%
 11.875% November 2003                                                                                       35,000          36,411
 6.00% August 2004                                                                                          101,000         106,571
 7.875% November 2004                                                                                        30,000          32,742
 10.75% August 2005                                                                                          50,000          59,821
 5.75% November 2005                                                                                        109,750         120,793
 6.875% May 2006                                                                                             40,000          45,838
 3.375% January 2007  (6)                                                                                    42,087          46,150
 4.375% May 2007                                                                                            100,000         108,641
 6.625% May 2007                                                                                             30,000          35,095
 3.25% August 2007 (4)                                                                                      150,000         156,563
 3.00% November 2007                                                                                         33,000          34,037
 3.625% January 2008 (6)                                                                                    179,769         201,592
 5.625% May 2008 (4)                                                                                         25,000          28,664
 4.75% November 2008                                                                                         20,000          22,172
 10.375% November 2009                                                                                       15,000          16,854
 10.00% May 2010                                                                                              4,500           5,216
 3.50% January 2011  (6)                                                                                     47,525          53,933
 5.00% February 2011                                                                                         25,000          28,063
 3.375% January 2012 (6)                                                                                     62,111          70,194
 4.375% August 2012                                                                                          53,000          56,826
 10.375% November 2012                                                                                        8,000          10,696
 11.250% February 2015                                                                                        8,000          13,635
 7.875% February 2021                                                                                         5,000           7,141
 6.875% August 2025                                                                                          21,000          27,681
 3.375% April 2032 (6)                                                                                      103,557         125,061
                                                                                                                          1,450,390

FEDERAL AGENCY: MORTGAGE PASS-THROUGH OBLIGATIONS   (5)  -  2.94%
Fannie Mae:
 5.00% 2018                                                                                                  21,340          22,084
 5.50% 2016-2032                                                                                            122,224         126,956
 6.00% 2013-2033                                                                                            102,818         107,507
 6.50% 2013-2032                                                                                             36,381          38,123
 7.00% 2008-2031                                                                                              4,767           5,047
 7.50% 2030-2031                                                                                              7,957           8,478
 8.50% 2027                                                                                                   1,459           1,591
 9.00% 2016                                                                                                   1,619           1,763
 10.50% 2022                                                                                                  1,762           2,071
 11.00% 2018-2020                                                                                             2,514           2,998
Freddie Mac:
 4.50% 2018                                                                                                  24,250          24,754
 5.00% 2018                                                                                                  40,000          41,206
 5.50% 2033                                                                                                  20,000          20,581
 6.50% 2031                                                                                                   2,626           2,737
 7.50% 2022-2024                                                                                                339             363
 8.50% 2008-2020                                                                                              1,285           1,422
 10.00% 2018                                                                                                  1,231           1,444
Government National Mortgage Association:
 5.00% 2033                                                                                                  45,750          46,654
 5.50% 2017                                                                                                   9,979          10,514
 6.00% 2014-2033                                                                                             26,031          27,352
 6.50% 2031-2032                                                                                             33,025          34,785
 7.00% 2022-2032                                                                                             28,113          29,900
 7.50% 2022-2032                                                                                             33,915          36,280
 8.00% 2023-2030                                                                                             16,025          17,431
 9.00% 2009                                                                                                   3,259           3,562
 10.00% 2020-2022                                                                                             3,819           4,524
                                                                                                                            620,127


FEDERAL AGENCY: NON-PASS-THROUGH OBLIGATIONS  -  0.52%
Federal Home Loan Bank 4.125% 2004                                                                           23,140          24,054
Freddie Mac:
 4.25% 2005                                                                                                  64,250          67,730
 5.75% 2010                                                                                          Euro     3,000           3,901
 6.25% 2012                                                                                          $        5,000           5,484
 6.75% 2031                                                                                                   7,850           9,783
                                                                                                                            110,952

FEDERAL AGENCY: COLLATERALIZED MORTGAGE OBLIGATIONS (5) -  0.43%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                        7,750           7,825
 Series 2001-4, Class NA, 11.755% 2025 (3)                                                                    1,973           2,345
 Series 2002-W3, Class A-5, 7.50% 2028                                                                        5,369           5,995
 Series 2001-20, Class D, 11.001% 2031 (3)                                                                      352             411
 Series 2003-W10, Class 1A2B, 3.112% 2037                                                                    19,200          19,325
 Series 2001-T10, Class A-1, 7.00% 2041                                                                       3,303           3,603
 Series 2001-50, Class BA, 7.00% 2041                                                                         3,319           3,520
 Series 2002-W1, Class 2A, 7.50% 2042                                                                         4,912           5,484
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (3)                                                                      5,000           4,915
 Series 2310, Class B, 9.888% 2015 (3)                                                                          862             951
 Series T-041, Class 3-A, 7.50% 2032                                                                         19,239          21,470
 Series T-056, Class A-2A, 2.842% 2036                                                                        8,000           8,090
 Series T-042, Class A-2, 5.50% 2042                                                                          7,000           7,177
                                                                                                                             91,111

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.12%
State of Qatar 9.75% 2030                                                                                     5,000           6,962
United Mexican States Government, Global:
 4.625% 2008                                                                                                  3,500           3,582
 10.375% 2009                                                                                                 6,500           8,424
 Eurobonds, 6.375% 2013                                                                                       5,000           5,313
                                                                                                                             24,281

Total government obligations                                                                                              2,296,861


OTHER OBLIGATIONS
MISCELLANOUS  -  0.30%
Other obligations in initial period of acquisition                                                                           62,538

Total bonds & notes (cost: $5,508,734,000)                                                                                5,897,641



                                                                                                                             Market
                                                                                                   Principal amount           value
Short-term securities                                                                                         (000)           (000)

Federal agency discount notes  -  3.86%
Fannie Mae 0.96%-1.21% due 7/16-9/17/2003 (4)                                                       $       272,800    $    272,380
Federal Home Loan Bank 0.94%-1.195% due 7/2-9/12/2003 (4)                                                   265,050         264,770
Freddie Mac 1.09%-1.195% due 7/1-8/21/2003                                                                  278,000         277,689
                                                                                                                            814,839

Corporate short-term notes  -  2.99%
American Express Credit Corp. 1.22% due 7/8-7/18/2003                                                        50,000          49,978
Corporate Asset Funding Co. Inc. 0.93% due 8/25/2003 (2)                                                     50,000          49,928
E.I. DuPont de Nemours & Co. 0.97% due 7/10-8/12/2003 (4)                                                    75,000          74,954
FCAR Owner Trust I 1.23% due 7/15-8/5/2003                                                                   50,000          49,956
Harley-Davidson Funding Corp. 0.90%-1.00% due 7/25-8/7/2003 (2)                                              35,000          34,967
Johnson & Johnson 1.20% due 8/4/2003 (2)                                                                     50,000          49,942
Merck & Co. Inc. 0.95%-1.00% due 8/21-9/10/2003                                                              75,000          74,879
Netjets Inc. 1.20% due 7/25-7/28/2003 (2)                                                                    50,000          49,956
Pfizer Inc 0.91%-1.20% due 7/14-8/13/2003 (2)                                                                70,200          70,153
Preferred Receivables Funding Corp. 0.96%-1.24% due 7/7-7/30/2003 (2)                                        75,000          74,964
Verizon Network Funding Corp. 1.20%-1.21% due 7/14-7/15/2003                                                 50,000          49,976
                                                                                                                            629,653

Certificates of deposit  -  0.59%
State Street Bank & Trust 0.90% due 9/18/2003                                                                50,000          49,982
Wells Fargo & Co. 1.22%-1.23% due 7/14-7/23/2003                                                             75,000          75,000

                                                                                                                            124,982

U.S. Treasuries  -  0.16%
U.S. Treasury Bills 0.78%-0.80% due 9/11/2003                                                                32,950          32,895
                                                                                                                             32,895


Total short-term securities (cost: $1,602,346,000)                                                                        1,602,369


Total investment securities (cost: $20,136,431,000)                                                                      21,251,923
Other assets less liabilities                                                                                              (171,283)

Net assets                                                                                                              $21,080,640


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2002:

Automatic Data Processing
Canadian Natural Resources
Carnival PLC
Chubb
Del Monte Foods
Electronic Data Systems
Flextronics International
ING Groep
Johnson Controls
Kingfisher
MGIC Investment
NiSource
SMFG Finance
Tyco International
Weyerhaeuser


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2002:

Altera
BANK ONE
Bell Atlantic Financial Services
Corning
Genuine Parts
Guidant
Hellenic Telecommunications Organization
Household International
Monsanto
Pharmacia
SBC Communications
Verizon Communications
Verizon Global Funding
Vivendi Universal
Wyeth
Xcel Energy


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at June 30, 2003                              (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $20,136,431)                                                               $21,251,923
 Cash                                                                                                                   56,029
 Receivables for:
  Sales of investments                                                                        $215,555
  Sales of fund's shares                                                                       112,144
  Dividends and interest                                                                        92,904                 420,603
                                                                                                                    21,728,555
LIABILITIES:
 Payables for:
  Purchases of investments                                                                     611,190
  Repurchases of fund's shares                                                                  22,750
  Investment advisory services                                                                   4,458
  Services provided by affiliates                                                                8,598
  Deferred Directors' compensation                                                                 779
  Other fees and expenses                                                                          140                 647,915
NET ASSETS AT JUNE 30, 2003                                                                                        $21,080,640

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $20,168,665
 Undistributed net investment income                                                                                     6,989
 Accumulated net realized loss                                                                                        (210,573)
 Net unrealized appreciation                                                                                         1,115,559
NET ASSETS AT JUNE 30, 2003                                                                                        $21,080,640



TOTAL AUTHORIZED CAPITAL STOCK - 2,500,000 SHARES, $0.001 PAR VALUE
                                                                Net assets            Shares outstanding  Net asset value per share
                                                                                                                                (1)
Class A                                                        $15,173,630                       968,972                  $15.66
Class B                                                          2,433,187                       155,783                   15.62
Class C                                                          1,946,898                       124,694                   15.61
Class F                                                            434,656                        27,759                   15.66
Class 529-A                                                        249,286                        15,923                   15.66
Class 529-B                                                         92,613                         5,918                   15.65
Class 529-C                                                        121,889                         7,788                   15.65
Class 529-E                                                         16,824                         1,075                   15.65
Class 529-F                                                          1,817                           116                   15.64
Class R-1                                                            9,101                           583                   15.62
Class R-2                                                          151,985                         9,728                   15.62
Class R-3                                                          238,656                        15,261                   15.64
Class R-4                                                          102,545                         6,553                   15.65
Class R-5                                                          107,553                         6,864                   15.67

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $16.62 for each.


See Notes to Financial Statements


Statement of operations                                               unaudited
for the six months ended June 30, 2003                   (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                    $150,736
  Dividends (net of non-U.S. withholding tax of $1,832)                                        145,296                $296,032

 Fees and expenses:
  Investment advisory services                                                                  23,562
  Distribution services                                                                         36,834
  Transfer agent services                                                                       10,580
  Administrative services                                                                        3,191
  Reports to shareholders                                                                          654
  Registration statement and prospectus                                                            974
  Postage, stationery and supplies                                                               1,565
  Directors' compensation                                                                          144
  Auditing and legal                                                                                52
  Custodian                                                                                        174
  State and local taxes                                                                              1
  Other                                                                                             58
  Total expenses before reimbursement                                                           77,789
   Reimbursement of expenses                                                                       179                  77,610
 Net investment income                                                                                                 218,422

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                                  (38,921)
  Non-U.S. currency transactions                                                                  (469)                (39,390)
 Net unrealized appreciation on:
  Investments                                                                                1,633,757
  Non-U.S. currency translations                                                                    18               1,633,775
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                             1,594,385
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                    $1,812,807



See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                          Six months              Year ended
                                                                                      ended June 30,            December 31,
                                                                                               2003*                    2002
OPERATIONS:
 Net investment income                                                                      $218,422                $365,757
 Net realized loss on investments and
  non-U.S. currency transactions                                                             (39,390)               (171,397)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                        1,633,775              (1,185,492)
  Net increase (decrease) in net assets
   resulting from operations                                                               1,812,807                (991,132)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                                       (218,715)               (376,231)
 Distributions from net realized gain
  on investments                                                                                   -                 (17,049)
   Total dividends and distributions paid
    to shareholders                                                                         (218,715)               (393,280)

CAPITAL SHARE TRANSACTIONS                                                                 3,061,896               7,776,719

TOTAL INCREASE IN NET ASSETS                                                               4,655,988               6,392,307

NET ASSETS:
 Beginning of period                                                                      16,424,652              10,032,345
 End of period (including undistributed
  net investment income: $6,989 and $7,282,
  respectively)                                                                          $21,080,640             $16,424,652

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%        None (except 1% for                   None
                                               certain redemptions
                                               within one year of
                                               purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero for     Classes B and 529-B
                                               redemptions within six years     convert to classes A and
                                               of purchase                      529-A, respectively,
                                                                                after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to Class
                                                one year of purchase            F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; net capital losses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2003, the cost of investment securities for federal income tax purposes was $20,138,181,000.

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:


                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                         $8,278
Accumulated short-term capital losses
                                                                                                            (148,205)
Accumulated long-term capital losses
                                                                                                             (61,128)
Gross unrealized appreciation on investment securities
                                                                                                            1,940,540
Gross unrealized depreciation on investment securities                                                      (826,798)

Accumulated short-term capital losses above include a capital loss carryforward of $43,531,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in accumulated short-term and long-term capital losses above are capital losses of $126,876,000, that were realized during the period November 1, 2002 through December 31, 2002.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                  Distributions from                        Distributions                 Total
                                                     ordinary income       Short-term      from long-term         distributions
Share class(1)                                 Net investment income    capital gains       capital gains                  paid
Six months ended June 30, 2003
Class A                                                    $ 172,383             -                  -                $ 172,383
Class B                                                       18,669             -                  -                   18,669
Class C                                                       14,554             -                  -                   14,554
Class F                                                        4,574             -                  -                    4,574
Class 529-A                                                    2,635             -                  -                    2,635
Class 529-B                                                      613             -                  -                      613
Class 529-C                                                      837             -                  -                      837
Class 529-E                                                      145             -                  -                      145
Class 529-F                                                       14             -                  -                       14
Class R-1                                                         45             -                  -                       45
Class R-2                                                        894             -                  -                      894
Class R-3                                                      1,811             -                  -                    1,811
Class R-4                                                        597             -                  -                      597
Class R-5                                                        944             -                  -                      944
Total                                                      $ 218,715             -                  -                $ 218,715

Year ended December 31, 2002
Class A                                                    $ 316,029             -           $ 14,753                $ 330,782
Class B                                                       27,444             -              1,200                   28,644
Class C                                                       21,424             -                882                   22,306
Class F                                                        6,630             -                212                    6,842
Class 529-A                                                    2,132             -                  2                    2,134
Class 529-B                                                      493             -                 -*                      493
Class 529-C                                                      733             -                 -*                      733
Class 529-E                                                      102             -                  -                      102
Class 529-F                                                        2             -                  -                        2
Class R-1                                                         15             -                  -                       15
Class R-2                                                        253             -                  -                      253
Class R-3                                                        513             -                  -                      513
Class R-4                                                        132             -                  -                      132
Class R-5                                                        329             -                  -                      329
Total                                                      $ 376,231             -           $ 17,049                $ 393,280

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.232% on such assets in excess of $27 billion. For the six months ended June 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.264% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2003, unreimbursed expenses subject to reimbursement totaled $14,520,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, and R-3. CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended June 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $16,527           $9,027        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          10,036            1,553        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          8,053           Included           $1,208               $469            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           443          Included in            266                  32            Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          61          Included in            148                  19                 $98
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B         357          Included in             54                  19                  36
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         482          Included in             72                  19                  48
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          32          Included in            10                   1                    6
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1           Included in             1                   -*                   1
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           25          Included in             4                   4             Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          358          Included in             71                 303            Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3          394          Included in            118                 107            Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           65          Included in             39                  5             Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable    Included in            32                   1             Not applicable
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $36,834          $10,580            $2,023               $979                 $189
----------------===============================================================================================
* Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                     Reinvestments of dividends
Share class(1)                                            Sales(2)                       and distributions
                                                     Amount        Shares                 Amount         Shares
Six months ended June 30, 2003
Class A                                         $ 2,742,918       186,713              $ 164,225         11,280
Class B                                             568,766        38,820                 17,740          1,221
Class C                                             481,968        32,797                 13,621            938
Class F                                             126,710         8,601                  4,127            283
Class 529-A                                          72,226         4,926                  2,635            180
Class 529-B                                          30,980         2,121                    613             42
Class 529-C                                          37,321         2,549                    837             57
Class 529-E                                           5,387           366                    145             10
Class 529-F                                           1,234            85                     14              1
Class R-1                                             6,704           452                     45              3
Class R-2                                           121,992         8,403                    894             61
Class R-3                                           167,286        11,434                  1,811            124
Class R-4                                            81,440         5,445                    597             41
Class R-5                                            86,372         6,008                    911             61
Total net increase
   (decrease)                                   $ 4,531,304       308,720              $ 208,215         14,302

Year ended December 31, 2002
Class A                                         $ 6,783,079       447,156              $ 315,045         20,870
Class B                                           1,468,184        96,537                 27,147          1,813
Class C                                           1,306,014        85,679                 20,945          1,401
Class F                                             312,781        20,616                  6,155            411
Class 529-A                                         169,551        11,236                  2,134            145
Class 529-B                                          57,835         3,854                    494             33
Class 529-C                                          81,746         5,414                    733             50
Class 529-E                                          10,545           707                    102              7
Class 529-F                                             461            32                      2             -*
Class R-1                                             2,176           153                     15              1
Class R-2                                            46,107         3,238                    253             17
Class R-3                                            86,856         6,118                    511             36
Class R-4                                            25,170         1,743                    132              9
Class R-5                                            27,932         1,852                    280             19
Total net increase
   (decrease)                                  $ 10,378,437       684,335              $ 373,948         24,812






Share class(1)                                                  Repurchases(2)                  Net increase
                                                             Amount         Shares          Amount       Shares
Six months ended June 30, 2003
Class A                                                $ (1,295,807)       (89,342)    $ 1,611,336      108,651
Class B                                                    (119,991)        (8,328)        466,515       31,713
Class C                                                    (132,528)        (9,170)        363,061       24,565
Class F                                                     (48,444)        (3,347)         82,393        5,537
Class 529-A                                                  (3,699)          (253)         71,162        4,853
Class 529-B                                                    (798)           (55)         30,795        2,108
Class 529-C                                                  (2,261)          (154)         35,897        2,452
Class 529-E                                                     (95)            (6)          5,437          370
Class 529-F                                                     (30)            (2)          1,218           84
Class R-1                                                      (261)           (18)          6,488          437
Class R-2                                                   (23,757)        (1,637)         99,129        6,827
Class R-3                                                   (25,834)        (1,766)        143,263        9,792
Class R-4                                                    (9,245)          (633)         72,792        4,853
Class R-5                                                   (14,873)          (991)         72,410        5,078
Total net increase
   (decrease)                                          $ (1,677,623)      (115,702)    $ 3,061,896      207,320

Year ended December 31, 2002
Class A                                                $ (2,509,940)      (169,986)    $ 4,588,184      298,040
Class B                                                    (182,620)       (12,719)      1,312,711       85,631
Class C                                                    (181,313)       (12,625)      1,145,646       74,455
Class F                                                     (77,496)        (5,336)        241,440       15,691
Class 529-A                                                  (4,394)          (311)        167,291       11,070
Class 529-B                                                  (1,098)           (77)         57,231        3,810
Class 529-C                                                  (1,823)          (128)         80,656        5,336
Class 529-E                                                    (127)            (9)         10,520          705
Class 529-F                                                      (1)            -*             462           32
Class R-1                                                      (113)            (8)          2,078          146
Class R-2                                                    (4,971)          (354)         41,389        2,901
Class R-3                                                    (9,807)          (685)         77,560        5,469
Class R-4                                                      (736)           (52)         24,566        1,700
Class R-5                                                    (1,227)           (85)         26,985        1,786
Total net increase
   (decrease)                                          $ (2,975,666)      (202,375)    $ 7,776,719      506,772

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2003, the total value of restricted securities was $952,497,000, which represents 4.52% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,756,196,000 and $3,289,576,000, respectively, during the six months ended June 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2003, the custodian fee of $174,000 includes $18,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS(1)

                                                                    Income (loss) from
                                                             investment operations(3)                   Dividends and distributions
                                                                                              Net
                                          Net asset                gains(losses)               Dividends
                                             value,         Net   on securities  Total from   (from net  Distributions        Total
                                          beginning  investment  (both realized  investment  investment  (from capital dividends and
                                          of period      income  and unrealized) operations      income)         gains)distributions
Class A:
 Six months ended 6/30/2003            (2)   $14.42        $.19           $1.24       $1.43       $(.19)          $-      $(.19)
 Year ended 12/31/2002                        15.85         .42           (1.40)       (.98)       (.43)        (.02)      (.45)
 Year ended 12/31/2001                        15.47         .51             .73        1.24        (.56)        (.30)      (.86)
 Year ended 12/31/2000                        14.42         .57            1.62        2.19        (.56)        (.58)     (1.14)
 Year ended 12/31/1999                        15.76         .56            (.04)        .52        (.56)       (1.30)     (1.86)
 Year ended 12/31/1998                        15.68         .56            1.13        1.69        (.56)       (1.05)     (1.61)
Class B:
 Six months ended 6/30/2003            (2)    14.38         .13            1.25        1.38        (.14)           -       (.14)
 Year ended 12/31/2002                        15.82         .31           (1.41)      (1.10)       (.32)        (.02)      (.34)
 Year ended 12/31/2001                        15.46         .39             .73        1.12        (.46)        (.30)      (.76)
 Period from 3/15/2000 to 12/31/2000          13.65         .33            2.41        2.74        (.35)        (.58)      (.93)
Class C:
 Six months ended 6/30/2003            (2)    14.38         .13            1.23        1.36        (.13)           -       (.13)
 Year ended 12/31/2002                        15.82         .30           (1.41)      (1.11)       (.31)        (.02)      (.33)
 Period from 3/15/2001 to 12/31/2001          15.47         .30             .63         .93        (.32)        (.26)      (.58)
Class F:
 Six months ended 6/30/2003            (2)    14.42         .19            1.24        1.43        (.19)           -       (.19)
 Year ended 12/31/2002                        15.85         .42           (1.40)       (.98)       (.43)        (.02)      (.45)
 Period from 3/15/2001 to 12/31/2001          15.50         .40             .62        1.02        (.41)        (.26)      (.67)
Class 529-A:
 Six months ended 6/30/2003            (2)    14.41         .19            1.25        1.44        (.19)           -       (.19)
 Period from 2/15/2002 to 12/31/2002          15.82         .37           (1.33)       (.96)       (.43)        (.02)      (.45)
Class 529-B:
 Six months ended 6/30/2003            (2)    14.41         .12            1.25        1.37        (.13)           -       (.13)
 Period from 2/15/2002 to 12/31/2002          15.82         .26           (1.33)      (1.07)       (.32)        (.02)      (.34)
Class 529-C:
 Six months ended 6/30/2003            (2)    14.41         .13            1.24        1.37        (.13)           -       (.13)
 Period from 2/19/2002 to 12/31/2002          15.62         .26           (1.12)       (.86)       (.33)        (.02)      (.35)
Class 529-E:
 Six months ended 6/30/2003            (2)    14.41         .16            1.24        1.40        (.16)           -       (.16)
 Period from 3/5/2002 to 12/31/2002           16.14         .31           (1.76)      (1.45)       (.28)           -       (.28)
Class 529-F:
 Six months ended 6/30/2003            (2)    14.41         .18            1.23        1.41        (.18)           -       (.18)
 Period from 9/17/2002 to 12/31/2002          14.18         .13             .21         .34        (.11)           -       (.11) (5)
Class R-1:
 Six months ended 6/30/2003            (2)    14.39         .13            1.24        1.37        (.14)           -       (.14)
 Period from 5/29/2002 to 12/31/2002          15.93         .19           (1.56)      (1.37)       (.17)           -       (.17)
Class R-2:
 Six months ended 6/30/2003            (2)    14.39         .14            1.23        1.37        (.14)           -       (.14)
 Period from 5/21/2002 to 12/31/2002          15.97         .20           (1.60)      (1.40)       (.18)           -       (.18)
Class R-3:
 Six months ended 6/30/2003            (2)    14.40         .16            1.24        1.40        (.16)           -       (.16)
 Period from 6/4/2002 to 12/31/2002           15.70         .22           (1.32)      (1.10)       (.20)           -       (.20)
Class R-4:
 Six months ended 6/30/2003            (2)    14.41         .19            1.24        1.43        (.19)           -       (.19)
 Period from 6/21/2002 to 12/31/2002          15.32         .24            (.93)       (.69)       (.22)           -       (.22)
Class R-5:
 Six months ended 6/30/2003            (2)    14.43         .21            1.24        1.45        (.21)           -       (.21)
 Period from 5/15/2002 to 12/31/2002          16.07         .30           (1.71)      (1.41)       (.23)           -       (.23)



                                                                                   Ratio of      Ratio of
                                                Net asset          Net assets,    expenses    net income
                                                alue, end    Total end of periodto average    to average
                                                of period return(4)(in millions)net assets    net assets
CLASS A:
 Six months ended 6/30/2003                        $15.66   10.02%     $15,174        .69% (6)     2.61% (6)
 Year ended 12/31/2002                              14.42    (6.27)     12,405         .70          2.79
 Year ended 12/31/2001                              15.85     8.19       8,915         .68          3.26
 Year ended 12/31/2000                              15.47    15.85       6,042         .69          3.93
 Year ended 12/31/1999                              14.42     3.47       5,981         .66          3.59
 Year ended 12/31/1998                              15.76    11.13       5,881         .63          3.57
CLASS B:
 Six months ended 6/30/2003                         15.62     9.64       2,433        1.46 (6)      1.84 (6)
 Year ended 12/31/2002                              14.38    (7.04)      1,784        1.46          2.07
 Year ended 12/31/2001                              15.82     7.34         608        1.44          2.46
 Period from 3/15/2000 to 12/31/2000                15.46    20.52          38        1.44 (6)      3.02 (6)
CLASS C:
 Six months ended 6/30/2003                         15.61     9.54       1,947        1.51 (6)      1.79 (6)
 Year ended 12/31/2002                              14.38    (7.08)      1,440        1.51          2.03
 Period from 3/15/2001 to 12/31/2001                15.82     6.08         406        1.54 (6)      2.36 (6)
CLASS F:
 Six months ended 6/30/2003                         15.66    10.01         435         .71 (6)      2.59 (6)
 Year ended 12/31/2002                              14.42    (6.29)        320         .72          2.81
 Period from 3/15/2001 to 12/31/2001                15.85     6.64         104         .75 (6)      3.15 (6)
CLASS 529-A:
 Six months ended 6/30/2003                         15.66    10.13         249         .63 (6)      2.67 (6)
 Period from 2/15/2002 to 12/31/2002                14.41    (6.19)        160         .72 (6)      2.91 (6)
CLASS 529-B:
 Six months ended 6/30/2003                         15.65     9.54          93        1.61 (6)      1.70 (6)
 Period from 2/15/2002 to 12/31/2002                14.41    (6.85)         55        1.60 (6)      2.04 (6)
CLASS 529-C:
 Six months ended 6/30/2003                         15.65     9.55         122        1.59 (6)      1.71 (6)
 Period from 2/19/2002 to 12/31/2002                14.41    (5.63)         77        1.59 (6)      2.05 (6)
CLASS 529-E:
 Six months ended 6/30/2003                         15.65     9.83          17        1.07 (6)      2.23 (6)
 Period from 3/5/2002 to 12/31/2002                 14.41    (9.02)         10        1.06 (6)      2.60 (6)
CLASS 529-F:
 Six months ended 6/30/2003                         15.64     9.91           2         .82 (6)      2.49 (6)
 Period from 9/17/2002 to 12/31/2002                14.41     2.36           -         .23           .87
CLASS R-1:
 Six months ended 6/30/2003                         15.62     9.57           9        1.49 (6,7)    1.81 (6)
 Period from 5/29/2002 to 12/31/2002                14.39    (8.61)          2        1.48 (6,7)    2.23 (6)
CLASS R-2:
 Six months ended 6/30/2003                         15.62     9.59         152        1.46 (6,7)    1.85 (6)
 Period from 5/21/2002 to 12/31/2002                14.39    (8.79)         42        1.45 (6,7)    2.30 (6)
CLASS R-3:
 Six months ended 6/30/2003                         15.64     9.85         239        1.07 (6,7)    2.23 (6)
 Period from 6/4/2002 to 12/31/2002                 14.40    (7.04)         79        1.06 (6,7)    2.67 (6)
CLASS R-4:
 Six months ended 6/30/2003                         15.65    10.01         102         .71 (6)      2.61 (6)
 Period from 6/21/2002 to 12/31/2002                14.41    (4.52)         25         .71 (6,7)    3.13 (6)
CLASS R-5:
 Six months ended 6/30/2003                         15.67    10.18         107         .39 (6)      2.87 (6)
 Period from 5/15/2002 to 12/31/2002                14.43    (8.77)         26         .39 (6)      3.27 (6)




                                                      Six months ended
                                                           June 30,                     Year ended December 31
                                                           2003(2)            2002         2001     2000       1999     1998

Portfolio turnover rate for all classes of shares            19%              41%          50%       51%        48%      54%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees,expense ratios would have been 1.59%, 1.83% and 1.08% for classes R-1, R-2 and R-3,respectively, during the six months ended June 30, 2003, and 1.83%, 1.54%, 1.08% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002.


OTHER SHARE CLASS RESULTS                                             unaudited


Class B, Class C, Class F and Class 529 Returns for periods ended June 30, 2003:
                                                                                               1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                              -0.30%            +8.01% (1)
Not reflecting CDSC                                                                            +4.70%            +8.76% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +3.66%            +3.40% (2)
Not reflecting CDSC                                                                            +4.66%            +3.40% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                           +5.54%            +4.22% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                          -0.51%            -1.94% (4)
Not reflecting maximum sales charge                                                            +5.55%            +2.41% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                           -0.44%            -1.40% (4)
Not reflecting CDSC                                                                            +4.56%            +1.48% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +3.57%            +2.48% (5)
Not reflecting CDSC                                                                            +4.57%            +2.48% (5)

CLASS 529-E SHARES (3)                                                                         +5.11%            -0.06% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                              --            +12.51% (7)


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and
    Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 5, 2002, when Class 529-E shares were first sold.
(7) Cumulative total return from September 17, 2002, when Class 529-F shares were first sold.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o A LONG-TERM, VALUE-ORIENTED APPROACH
  Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o AN UNPARALLELED GLOBAL RESEARCH EFFORT
  American Funds draws on one of the industry's most globally integrated research networks.

o THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
  Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o EXPERIENCED INVESTMENT PROFESSIONALS
  The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o A COMMITMENT TO LOW OPERATING EXPENSES
  American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AMBAL-013-0803

Litho in USA AGD/L/8077

*rinted on recycled paper






















ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Chairman and PEO

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Chairman and PEO

Date: September 5, 2003



 By  /s/ Dayna G. Yamabe
 Dayna G. Yamabe, Treasurer

Date: September 5, 2003